Carrying Values of Corporate Bonds and Convertible Bonds (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Amount	¥ 30,149
Unsecured zero coupon convertible bonds, due March 14, 2019
Debt Instrument [Line Items]
Amount	30,000	0
Corporate bonds
Debt Instrument [Line Items]
Amount	25,000	25,000
Corporate bonds | Unsecured 0.416% bonds, due May 25, 2015
Debt Instrument [Line Items]
Amount	10,000	10,000
Corporate bonds | Unsecured 0.606% bonds, due May 25, 2017
Debt Instrument [Line Items]
Amount	15,000	15,000
Convertible bonds
Debt Instrument [Line Items]
Add unamortized premium	149
Amount	30,149
Convertible bonds | Unsecured zero coupon convertible bonds, due March 14, 2019
Debt Instrument [Line Items]
Amount	¥ 30,000